THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                  ON THE FORM 13F FILED ON FEBRUARY 14, 2005
                           PURSUANT TO A REQUEST FOR
                     CONFIDENTIAL TREATMENT AND FOR WHICH
                     THAT REQUEST EXPIRED ON MAY 16, 2005


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               ----------------------------

Check here if Amendment [X  ]; Amendment Number: 1
                                                ---------------
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Partners Management Co., Inc.
Address:  1829 Reisterstown Road
          Suite 420
          Baltimore, Maryland  21208

Form 13F File Number: 28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark D. Lerner
Title:    Vice President
Phone:    (410) 602-0195

Signature, Place, and Date of Signing:

    /s/ Mark D. Lerner            Baltimore, Maryland            5/16/05
    -------------------------     ---------------------------  ---------------
            [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                            -----------------------------

Form 13F Information Table Entry Total:    10
                                           ------------------------------

Form 13F Information Table Value Total:    $181,003
                                            -----------------------------
                                                     (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


                                                  FORM 13F INFORMATION TABLE

      COLUMN 1          COLUMN 2         COLUMN 3      COLUMN 4              COLUMN 5              COLUMN 6         COLUMN 7
-------------------- --------------  ---------------  ----------  -----------------------------  ------------    ---------------
                                                        VALUE       SHRS OR     SH/      PUT/     INVESTMENT         OTHER
  NAME OF ISSUER     TITLE OF CLASS       CUSIP        (x$1000)     PRN AMT     PRN      CALL     DISCRETION        MANAGERS
-------------------- --------------  ---------------  ----------  -----------------------------  ------------    ---------------


Banknorth Group Inc.    Common          06646R107       41,772     1,141,300     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

Dupont Photomasks       Common          26613X101       18,111       685,761     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

Fidelity National       Common          316326107        8,087       177,070     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

Fox Entertainment       Common          35138T107        8,293       265,300     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

Goldcorp, Inc.          Common          380956409       12,310       818,455     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

ISPAT International     Common          464899103       27,855       720,700     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

Mandalay Resort Grp     Common          562567107       38,672       549,090     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

Mandalay Resort Grp     Common          562567107       14,086       200,000     SH       CALL        SOLE
---------------------------------------------------------------------------------------------------------------------------------

News Corp. Cl A         Common          65248E104        1,866       100,000     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------

Sears Roebuck & Co.     Common          812387108        9,951       195,000     SH                   SOLE
---------------------------------------------------------------------------------------------------------------------------------





      COLUMN 1                      COLUMN 8
--------------------   -----------------------------------
                                 VOTING AUTHORITY
  NAME OF ISSUER          SOLE       SHARED        NONE
--------------------   -----------------------------------


Banknorth Group Inc.      SOLE
----------------------------------------------------------

Dupont Photomasks         SOLE
----------------------------------------------------------

Fidelity National         SOLE
----------------------------------------------------------

Fox Entertainment         SOLE
----------------------------------------------------------

Goldcorp, Inc.            SOLE
----------------------------------------------------------

ISPAT International       SOLE
----------------------------------------------------------

Mandalay Resort Grp       SOLE
----------------------------------------------------------

Mandalay Resort Grp                                NONE
----------------------------------------------------------

News Corp. Cl A           SOLE
----------------------------------------------------------

Sears Roebuck & Co.       SOLE
----------------------------------------------------------
